Total
Pax ESG Beta Dividend Fund
Pax ESG Beta Dividend Fund (the "ESG Beta Dividend Fund") Summary of Key Information
Investment Objectives
The ESG Beta Dividend Fund's primary investment objective is income and capital appreciation.
As a secondary objective and to the extent consistent with its primary investment objective, the ESG Beta Dividend Fund seeks capital preservation.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the ESG Beta Dividend Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax ESG Beta Dividend Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax ESG Beta Dividend Fund		Institutional Class	Investor Class
Management Fee	[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Annual Fund Operating Expenses		0.65%	0.90%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the ESG Beta Dividend Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the ESG Beta Dividend Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the ESG Beta Dividend Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax ESG Beta Dividend Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	66	208	362	810
Investor Class	92	287	498	1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the ESG Beta Dividend Fund's performance. During the ESG Beta Dividend Fund's most recent fiscal year, the ESG Beta Dividend Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The ESG Beta Dividend Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

"ESG Beta" is a term indicating that the Fund follows a "smart beta" or factor strategy incorporating ESG along with financial factors in its investment approach. In this type of investing, a portfolio of securities is overweighted toward certain factors in an effort to enhance return and/or reduce risk.

Under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that IAM determines are significantly involved in the extraction and/or refining of fossil fuels), utilizing an investment approach we call SmartCarbon™, wherein energy company holdings are replaced with energy efficiency stocks. This approach is described more fully below under Sustainable Investing in the About the Funds section of this Prospectus.

Under normal market conditions, the ESG Beta Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that pay dividends. The portfolio strategy favors large-capitalization domestic equity securities with stronger ESG scores (as determined by the Adviser), higher dividends and underlying fundamentals to support those dividends, and higher quality investment fundamentals (based on a quantitative assessment of operating fundamentals and accruals) relative to the Russell 1000 Index.

The Adviser utilizes a quantitative process, optimizing ESG, dividend yield and earnings quality factors relative to benchmark constraints. ESG scores are calculated based on the Adviser's assessment of an issuer's ESG profile. The scores emphasize management of ESG-related risks, incorporate ESG trends (taking into account progress or regression in a company's ESG profile) and adjust for involvement in significant ESG-related controversies.

Quality factors include but are not limited to quantitative determinations of profitability, earnings quality and risk.

The Fund may invest a portion of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts ("ADRs"), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Fund may utilize derivatives for hedging and for investment purposes.

It is possible that, due to its investment strategies, the portfolio turnover rate of the ESG Beta Dividend Fund may be significant. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

●	Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Value Securities Risk The Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities the investment adviser believes are selling at a price lower than their true value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If the investment adviser's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the investment adviser anticipates.

●	Quantitative Models Risk Aperio uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund's performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or subjective and may not include the most recent information about a company or a security. The Fund also runs the risk that the Adviser's or Aperio's assessment of an investment or its attributes may be wrong or that deficiencies in their internal systems or controls will cause losses for the Fund or impair Fund operations.

●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

As with all mutual funds, investors may lose money by investing in the ESG Beta Dividend Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 116 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the ESG Beta Dividend Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the ESG Beta Dividend Fund by showing changes in the ESG Beta Dividend Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2018, 7.91%
Worst quarter: 4th quarter 2018, -11.87%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the ESG Beta Dividend Fund. The performance table is intended to provide some indication of the risks of investment in the ESG Beta Dividend Fund by showing how the ESG Beta Dividend Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax ESG Beta Dividend Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	(3.84%)	6.55%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	(5.06%)	5.35%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	(2.07%)	4.58%	Dec. 16, 2016
Investor Class	[1]	(4.21%)	6.26%	Dec. 16, 2016
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	(4.78%)	7.08%	Dec. 16, 2016
Lipper Equity Income Funds Index	[3],[4]	(6.61%)	3.92%	Dec. 16, 2016
[1]	The Fund's inception date is December 16, 2016. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S. stocks.
[3]	Unlike the ESG Beta Dividend Fund, the Russell 1000 Index and the Lipper Equity Income Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. The Lipper Equity Income Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Equity Income Funds Index reflects deductions for fees and expenses of the constituent funds.